UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00042

DWS Portfolio Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2013

Semiannual Report

to Shareholders

DWS Floating Rate Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
35 Notes to Financial Statements
44 Information About Your Fund's Expenses
46 Advisory Agreement Board Considerations and Fee Evaluation
51 Account Management Resources
53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund's ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higherquality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary November 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/13
Unadjusted for Sales Charge	1.63%	5.17%	12.29%	4.25%
Adjusted for the Maximum Sales Charge (max 2.75% load)	-1.17%	2.27%	11.67%	3.80%
S&P®/LSTA Leveraged Loan Index†	1.83%	5.62%	13.59%	4.93%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.89%	7.26%	4.17%
Adjusted for the Maximum Sales Charge (max 2.75% load)		2.00%	6.66%	3.71%
S&P®/LSTA Leveraged Loan Index†		5.00%	8.20%	4.86%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/13
Unadjusted for Sales Charge	1.26%	4.39%	11.58%	3.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.26%	4.39%	11.58%	3.55%
S&P®/LSTA Leveraged Loan Index†	1.83%	5.62%	13.59%	4.93%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.12%	6.57%	3.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		4.12%	6.57%	3.47%
S&P®/LSTA Leveraged Loan Index†		5.00%	8.20%	4.86%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/13
No Sales Charges	1.60%	5.34%	12.48%	4.43%
S&P®/LSTA Leveraged Loan Index†	1.83%	5.62%	13.59%	4.93%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
No Sales Charges		4.95%	7.44%	4.35%
S&P®/LSTA Leveraged Loan Index†		5.00%	8.20%	4.86%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/13
No Sales Charges	1.68%	5.40%	12.59%	4.51%
S&P®/LSTA Leveraged Loan Index†	1.83%	5.62%	13.59%	4.93%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
No Sales Charges		5.02%	7.54%	4.43%
S&P®/LSTA Leveraged Loan Index†		5.00%	8.20%	4.86%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2013 are 1.14%, 1.90%, 1.01% and 0.83% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

Class A shares' growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on June 29, 2007. The performance shown for the index is for the time period of June 30, 2007 through November 30, 2013 (through September 30, 2013 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The Standard & Poor's and the Loan Syndications and Trading Association's (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/13	$9.46	$9.51	$9.45	$9.47
5/31/13	$9.49	$9.55	$9.49	$9.50
Distribution Information as of 11/30/13
Income Dividends, Six Months	$.18	$.15	$.19	$.20

Portfolio Management Team

James T. Anderson, Managing Director

Portfolio Manager of the fund. Joined the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 25 years of experience in the corporate and leveraged credit markets. Prior to his current role, he served as the CIO for DB Advisors in the Americas and as the Global Head and CIO of High Yield Strategies. Prior to joining, he worked as Head of Flagship Capital Management, a subsidiary of Bank of America, as a specialty asset manager focused on below-investment grade corporate credit investments.

— Co-Head of Active Asset Management and Member of the Deutsche Asset & Wealth Management Global Client Group Executive Committee and the Asset Management CIO Executive Committee: New York.

— AB from Dartmouth College.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

— Head of US Loan Portfolio Management, High Yield Strategies: New York.

— BA from State University of New York, Albany; MBA from Pace University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 92.3%
Senior Loans**
Consumer Discretionary 25.2%
Academy Ltd., Term Loan, 4.5%, 8/3/2018	3,960,000	3,988,314
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/2020	5,000,000	5,021,500
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018	6,947,500	6,988,768
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	3,980,000	3,984,617
Armstrong World Industries, Inc.:
Term Loan A, 2.748%, 3/15/2018	3,000,000	3,000,750
Term Loan B, 3.5%, 3/16/2020	5,972,494	5,980,915
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019	5,445,000	5,442,087
August LuxUK Holding Company SARL, First Lien Term Loan, 5.0%, 4/27/2018	1,398,902	1,412,891
August U.S. Holding Company, Inc., First Lien Term Loan B, 5.0%, 4/27/2018	1,076,104	1,086,865
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	7,375,691	7,283,494
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019	4,468,672	4,469,789
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/2020	25,500,000	25,701,832
BJ's Wholesale Club, Inc., Term Loan, 4.25%, 9/26/2019	2,984,963	3,000,037
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	20,336,286	20,423,427
Boyd Gaming Corp.:
Term Loan A, 3.129%, 8/14/2018	2,500,000	2,498,962
Term Loan B, 4.0%, 8/14/2020	5,000,000	5,020,000
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017	11,522,448	11,611,978
Caesars Entertainment Operating Co.:
Term Loan B6, 5.488%, 1/26/2018	6,706,462	6,394,210
Term Loan B4, 9.5%, 10/31/2016	12,231,052	12,293,492
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	15,960,000	16,039,800
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	19,766,512	19,908,634
Cenveo Corp., Term Loan, 6.25%, 2/13/2017	312,152	315,664
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019	5,417,500	5,432,019
Charter Communications Operating LLC, Term Loan E, 3.0%, 7/1/2020	6,982,500	6,902,515
Chrysler Group LLC, Term Loan B, 4.25%, 5/24/2017	3,910,000	3,945,522
Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 4/29/2016	2,180,752	2,184,841
Clear Channel Communications, Inc., Term Loan B, 3.818%, 1/29/2016	13,141,433	12,693,244
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	9,630,903	9,654,980
Cumulus Media Holdings, Inc.:
First Lien Term Loan, 4.5%, 9/17/2018	15,135,899	15,245,634
Second Lien Term Loan, 7.5%, 9/16/2019	5,240,000	5,378,860
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	6,947,500	6,970,322
E.W. Scripps Co., Term Loan B, 3.25%, 11/14/2020	1,000,000	1,005,000
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/2018	4,462,547	4,490,437
Entercom Radio LLC, Term Loan B, 5.0%, 11/23/2018	2,458,741	2,471,035
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020	18,000,000	17,770,500
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	26,594,231	24,649,527
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,060,425
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	21,770,910	21,180,701
Hargray Communications Group, Inc., Term Loan B, 4.75%, 6/26/2019	3,990,000	4,026,568
Harron Communications Corp.:
Term Loan B, 3.5%, 6/15/2020	462,360	464,480
Term Loan B, 3.5%, 6/19/2020	8,143,756	8,181,095
Hillman Group, Inc., Term Loan B, 4.25%, 5/29/2017	1,960,587	1,974,684
Hilton Worldwide Finance LLC, Term Loan B2, 4.0%, 10/26/2020	10,690,789	10,737,562
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	16,700,415	16,863,912
Hudson's Bay Co., First Lien Term Loan, 4.75%, 11/4/2020	10,000,000	10,143,750
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	1,955,000	1,956,808
J Crew Group, Inc., Term Loan B1, 4.0%, 3/7/2018	14,543,880	14,628,017
Jarden Corp., Term Loan B1, 2.918%, 9/30/2020	1,000,000	1,001,875
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/22/2018	14,463,750	14,169,340
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	11,044,504	11,092,824
Kasima LLC, Term Loan B, 3.25%, 5/17/2021	14,000,000	14,000,070
Landry's, Inc., Term Loan B, 4.75%, 4/24/2018	12,694,259	12,778,867
Leslie's Poolmart, Inc., Term Loan B, 4.25%, 10/16/2019	5,422,960	5,451,650
Liberty Cablevision of Puerto Rico LLC, First Lien Term Loan B, 6.0%, 6/9/2017	6,554,162	6,588,997
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 7/17/2020	4,000,000	4,013,700
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/17/2020	4,000,000	4,016,000
Local TV Finance LLC, Term Loan B2, 4.17%, 5/7/2015	1,108,961	1,110,353
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,980,000	7,962,524
Media General, Inc., Term Delay Draw, Term Loan B, 5.5%, 7/31/2020	12,500,000	12,648,500
Media Holdco LP, Term Loan B, 7.25%, 7/24/2018	14,034,298	14,104,470
Mediacom Illinois LLC, Term Loan E, 4.5%, 10/23/2017	4,861,809	4,884,076
National CineMedia LLC, Term Loan, 2.92%, 11/26/2019	9,500,000	9,487,365
National Vision, Inc., Term Loan B, 7.0%, 8/2/2018	3,893,333	3,912,800
NEP/NCP Holdco, Inc.:
Term Loan, 4.75%, 1/22/2020	18,380,000	18,483,387
Second Lien Term Loan, 9.5%, 7/22/2020	3,285,714	3,381,214
Nine Entertainment Group Ltd.:
Term Loan B, 3.254%, 2/5/2020	2,992,481	2,981,259
Term Loan, 3.5%, 2/5/2020	2,500,000	2,493,750
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020	9,750,000	9,823,125
Oceania Cruises, Inc., Term Loan B, 6.75%, 7/2/2020	10,750,000	10,875,452
Otter Products LLC, Term Loan B, 5.25%, 4/29/2019	2,443,750	2,455,969
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	16,096,552	16,197,155
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	8,858,438	8,913,803
Term Loan B2, 4.25%, 8/7/2019	8,913,618	8,941,473
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/2020	2,992,500	3,009,333
Polymer Group, Inc., Term Loan, 7.0%, 9/17/2014	3,500,000	3,517,500
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,920,000	3,885,073
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020	4,987,500	4,952,164
Raycom TV Broadcasting, Inc., Term Loan B, 4.25%, 5/31/2017	4,887,500	4,905,828
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	19,731,622	19,920,651
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,451,250	6,467,378
Sagittarius Restaurants LLC, Term Loan, 6.25%, 10/1/2018	9,282,857	9,317,668
San Juan Cable Holdings LLC, Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	1,006,250
Sears Holding Corp., Term Loan, 5.5%, 6/29/2018	5,000,000	5,021,875
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	6,982,500	6,988,330
Seminole Tribe of Florida, Term Loan B2, 2.24%, 10/20/2017	500,000	502,500
Sesac Holdco II LLC:
First Lien Term Loan, 6.0%, 2/8/2019	5,955,000	5,995,941
Second Lien Term Loan, 10.0%, 7/12/2019	500,000	512,500
Springer Science+Business Media Deutschland GmbH, Term Loan B2, 5.0%, 8/14/2020	16,500,000	16,592,812
SRAM LLC, Term Loan B, 4.0%, 4/10/2020	14,386,098	14,377,106
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	15,895,279	15,908,074
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	946,643	844,643
Term Loan B3, 5.25%, 5/25/2018	2,842,749	2,536,443
Term Loan, 6.0%, 9/1/2016	15,728,364	14,702,088
Travelport LLC:
Term Loan, 6.25%, 6/26/2019	10,253,966	10,498,421
Second Lien Term Loan, 9.5%, 1/29/2016	4,160,094	4,316,098
U.S. Finco LLC:
First Lien Term Loan, 4.0%, 5/29/2020	2,992,500	2,996,241
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	2,032,500
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	8,018,295	8,023,347
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020	15,882,478	15,972,849
UPC Financing Partnership:
Term Loan AH, 3.25%, 6/30/2021	5,177,591	5,172,749
Term Loan AF, 4.0%, 1/29/2021	8,250,000	8,303,295
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	3,000,000	3,045,000
Vince Intermediate Holding LLC, Term Loan B, 6.0%, 11/4/2019	3,000,000	3,018,750
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	19,563,880	19,131,910
WaveDivision Holdings LLC, Term Loan B, 4.0%, 10/15/2019	2,188,475	2,200,763
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	7,000,000	7,004,375
		830,330,917
Consumer Staples 7.6%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016	6,307,015	6,336,973
Term Loan B2, 4.75%, 3/21/2019	9,875,466	9,893,407
American Seafoods Group LLC, Term Loan B, 4.252%, 3/16/2018	6,600,867	6,586,444
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,975,000	4,909,703
Centerplate, Inc., Term Loan A, 5.753%, 10/15/2018	12,365,000	12,439,190
Clearwater Seafoods LP, Term Loan B, 4.753%, 6/24/2019	3,310,000	3,338,963
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	13,873,909	13,925,867
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	5,123,788	5,136,597
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018	15,023,276	15,105,454
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	20,310,291	20,459,470
Focus Brands, Inc.:
Term Loan, 4.255%, 2/21/2018	5,616,159	5,602,118
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,040,000
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018	10,925,448	10,966,473
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020	16,458,750	16,592,477
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020	6,500,000	6,491,875
Luxlas Fund LP, Term Loan B, 4.5%, 8/14/2017	4,284,812	4,291,240
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,487,652	1,499,040
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	4,000,000	4,127,520
North American Breweries Holdings LLC, Term Loan B, 7.5%, 12/11/2018	2,481,250	2,456,438
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020	13,432,500	13,441,768
Term Loan H, 3.25%, 4/29/2020	2,500,000	2,501,738
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/24/2019	11,897,594	11,857,975
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/2019	1,920,455	1,930,537
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	6,897,916	6,773,960
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	5,828,671	5,872,386
SUPERVALU, Inc., Term Loan B, 5.0%, 3/21/2019	5,463,782	5,499,925
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019	22,219,300	22,330,396
Weight Watchers International, Inc.:
Term Loan B1, 2.92%, 4/2/2016	5,000,000	4,800,000
Term Loan B2, 3.75%, 4/2/2020	11,700,000	10,109,561
Windsor Quality Food Company Ltd., Term Loan B, 5.0%, 2/16/2017	12,841,916	12,836,522
		250,154,017
Energy 5.4%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	20,000,000	20,448,900
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,282,995	10,610,765
Crosby U.S. Acquisition Corp., Term Loan, 4.0%, 11/22/2020	3,000,000	3,009,855
Drillships Financing Holding, Inc.:
Term Loan B2, 5.5%, 7/15/2016	1,250,000	1,267,713
Term Loan B1, 6.0%, 3/31/2021	19,401,375	19,837,906
Energy Transfer Equity LP, Term Loan B, 3.75%, 3/24/2017	1,350,000	1,350,284
Exco Resources, Inc., Term Loan, 5.0%, 8/19/2019	20,000,000	20,050,000
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	19,000,000	19,419,520
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	1,023,441	1,032,795
Murray Energy Corp., Term Loan B, 4.75%, 5/24/2019	498,750	502,802
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	8,859,621	8,246,845
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020	2,836,119	2,852,668
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	18,500,000	18,600,177
Saxon Energy Services, Inc., Term Loan B, 5.5%, 2/15/2019	8,761,881	8,854,976
Sheridan Production Partners I LLC:
Term Loan B2, 5.0%, 9/14/2019	16,286,173	16,360,845
Term Loan B2-1A, 5.0%, 9/25/2019	2,158,051	2,167,946
Term Loan B2-1M, 5.0%, 9/25/2019	1,318,150	1,324,194
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018	7,341,169	7,368,698
Walter Energy, Inc., Term Loan B, 6.75%, 4/2/2018	5,873,195	5,766,009
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	8,000,000	8,080,040
		177,152,938
Financials 6.6%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	8,000,000	8,008,320
American Capital Holdings, Inc., Term Loan, 4.0%, 8/22/2016	4,125,000	4,149,894
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	10,432,500	10,509,127
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	21,322,696	21,356,066
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/2018	2,302,840	2,314,355
AWAS Finance Luxembourg SARL, Term Loan B, 3.5%, 6/10/2016	2,935,003	2,952,892
Clipper Acquisitions Corp., Term Loan B, 4.0%, 2/6/2020	6,947,500	6,999,606
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/2018	7,490,389	7,523,160
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020	13,211,888	13,081,816
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	12,427,431	12,427,431
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	6,487,500	6,497,620
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,485,000	1,491,497
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	2,469,907	2,503,869
Flying Fortress, Inc., Term Loan, 3.5%, 6/30/2017	3,000,000	3,009,990
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	3,000,000	3,023,745
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 11/25/2020	7,750,000	7,750,000
Guggenheim Partners LLC, Term Loan, 4.25%, 7/17/2020	15,000,000	15,146,250
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020	15,500,000	15,687,007
Istar Financial, Inc.:
Term Loan, 4.5%, 10/16/2017	17,194,457	17,321,610
Term Loan A2, 7.0%, 3/17/2017	1,844,408	1,902,968
LPL Holdings, Inc., Term Loan B, 3.25%, 3/29/2019	2,985,000	2,985,015
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019	5,500,000	5,341,875
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	8,053,477	8,121,449
Nuveen Investments, Inc., Term Loan, 4.168%, 5/15/2017	18,823,348	18,654,032
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	3,980,000	4,037,213
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019	5,863,397	5,896,789
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/2019	7,000,000	7,087,500
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	3,990,000	3,987,526
		219,768,622
Health Care 3.4%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	9,016,444	9,053,095
AMN Healthcare, Inc., Term Loan B, 3.75%, 4/5/2018	2,992,400	3,016,713
Amneal Pharmaceuticals LLC, Term Loan, 5.75%, 11/1/2019	2,500,000	2,506,250
Aptalis Pharma, Inc., Term Loan B, 6.0%, 9/18/2020	18,000,000	18,236,250
Bright Horizons Family Solutions, Inc., Term Loan B, 4.0%, 1/30/2020	2,977,500	2,997,985
Community Health Systems, Inc., Term Loan, 3.76%, 1/25/2017	3,818,283	3,843,235
DaVita, Inc.:
Term Loan B2, 4.0%, 11/1/2019	3,970,000	4,004,221
Term Loan B, 4.5%, 10/20/2016	1,434,130	1,445,058
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,186,791	12,890,088
Education Management LLC, Term Loan C2, 4.25%, 6/1/2016	14,417,356	13,939,781
Grifols, Inc., Term Loan B, 4.25%, 6/1/2017	2,917,399	2,938,754
HCA, Inc., Term Loan B4, 2.918%, 5/1/2018	1,500,000	1,502,708
Healogics, Inc., First Lien Term Loan, 5.25%, 2/5/2019	5,478,734	5,524,947
Hologic, Inc., Term Loan B, 3.75%, 8/1/2019	3,209,596	3,229,432
IMS Health, Inc., Term Loan B1, 3.75%, 9/1/2017	1,000,000	1,005,395
Lifepoint Hospitals, Inc., Term Loan B, 2.67%, 7/24/2017	992,500	998,549
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019	11,880,225	11,963,387
Surgical Care Affiliates, Inc.:
Term Loan B, 4.248%, 12/29/2017	2,917,131	2,925,299
Term Loan C, 4.25%, 6/29/2018	2,992,500	3,014,944
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019	987,500	996,136
Term Loan B, 3.75%, 12/11/2019	4,952,387	4,998,816
VWR Funding, Inc., Term Loan, 4.168%, 4/3/2017	1,985,000	1,995,749
		113,026,792
Industrials 17.1%
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 4.25%, 12/18/2017	6,294,447	6,347,950
Second Lien Term Loan, 8.25%, 6/18/2018	10,183,714	10,346,043
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	3,880,572	3,909,676
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	5,059,559	5,086,450
American Airlines, Inc., Term Loan, 4.75%, 6/27/2019	18,952,500	19,121,272
American Petroleum Tankers LLC, Term Loan B, 4.75%, 10/2/2019	3,644,444	3,662,667
Ancestry.com, Inc.:
Term Loan B2, 4.25%, 5/14/2018	1,575,000	1,579,591
Term Loan, 5.25%, 12/28/2018	5,816,169	5,847,955
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	5,984,962	6,009,920
ARSloane Acquisition LLC, Term Loan, 7.5%, 10/1/2019	3,000,000	3,011,250
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019	5,940,000	5,955,296
Brock Holdings III, Inc., Term Loan B, 6.009%, 3/16/2017	12,602,079	12,670,319
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	10,342,814	10,446,242
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020	7,500,000	7,583,437
CEVA Group PLC:
Extended Term Loan B, 5.209%, 8/31/2016	2,029,891	1,989,801
Extended Eagle Global Logistics Term Loan B, 5.238%, 8/31/2016	7,880,972	7,725,323
Letter of Credit, 5.248%, 8/31/2016	1,774,152	1,739,113
ClientLogic Corp., Term Loan, 6.996%, 1/30/2017	10,075,797	10,151,365
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014*	1,413,475	42,404
Letter of Credit, LIBOR plus 5.75%, 4/21/2014*	298,057	8,942
Commercial Barge Line Co., First Lien Term Loan, 7.503%, 9/23/2019	5,472,500	5,424,643
Connolly Holdings, Inc., First Lien Term Loan, 6.5%, 7/13/2018	3,831,571	3,855,518
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	5,896,245	5,929,441
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,969,981	4,961,706
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	998,750
Delta Air Lines, Inc., Term Loan B, 3.5%, 4/20/2017	10,767,273	10,821,110
DynCorp International LLC, Term Loan B, 6.306%, 7/7/2016	5,404,922	5,453,917
Garda World Security Corp.:
Term Delay Draw, 0.5%, 11/6/2020	407,408	410,210
Term Loan B, 4.0%, 11/13/2019	788,333	793,919
Term Loan B, 5.75%, 11/6/2020	1,608,518	1,619,586
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	20,000,000	19,935,600
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020	11,534,702	11,562,097
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	6,458,813	6,484,389
Grede LLC, Term Loan B, 4.5%, 5/2/2018	4,738,166	4,764,818
Greenway Medical Technologies, Inc.:
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	2,010,000
First Lien Term Loan, 6.0%, 11/4/2020	7,000,000	7,000,000
Hertz Corp., Term Loan B, 3.75%, 3/12/2018	4,962,500	4,990,414
IG Investment Holdings LLC, First Lien Term Loan, 5.5%, 10/31/2019	10,939,981	11,011,747
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,169,688	2,172,064
Term Loan B2, 5.25%, 4/5/2018	7,567,696	7,617,719
Information Resources, Inc., Term Loan B, 4.75%, 9/30/2020	6,951,394	7,029,597
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	2,970,000	2,988,563
Interactive Data Corp., Term Loan B, 3.75%, 2/11/2018	19,562,635	19,582,198
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	11,511,567	11,511,567
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,944,595
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/26/2019	3,990,000	4,009,950
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/16/2019	5,985,000	5,999,962
LMI Aerospace, Inc., Term Loan, 4.75%, 12/28/2018	1,985,000	1,977,556
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/2019	3,970,000	4,001,423
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,548,330	13,658,478
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,490,000	5,579,213
Orbitz Worldwide, Inc.:
Term Loan B, 4.5%, 9/25/2017	1,625,000	1,635,969
Term Loan C, 5.75%, 3/25/2019	12,635,000	12,725,024
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.753%, 5/23/2019	5,096,103	5,125,839
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	6,750,000	6,796,406
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	3,045,000
Polyconcept Investments BV, First Lien Term Loan, 4.919%, 6/27/2019	4,405,925	4,403,171
PRV Aerospace LLC, Term Loan B, 6.503%, 5/9/2018	5,734,545	5,759,634
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	13,000,000	13,082,420
Second Lien Term Loan, 7.0%, 3/26/2021	7,500,000	7,715,625
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	9,631,626	9,648,337
Sabre, Inc.:
Term Loan, 4.5%, 2/19/2019	7,500,000	7,502,362
Term Loan B, 5.25%, 2/19/2019	13,286,576	13,393,533
Silver II US Holdings LLC, Term Loan, 4.0%, 12/13/2019	13,457,349	13,483,524
Sophia LP, Term Loan B, 4.5%, 7/19/2018	4,683,597	4,727,529
SourceHov LLC, First Lien Term Loan, 5.25%, 4/30/2018	6,683,250	6,736,148
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/2020	8,500,000	8,595,625
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019	5,975,000	5,986,203
SumTotal Systems LLC, First Lien Term Loan, 6.282%, 11/16/2018	12,440,700	12,285,191
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,925,000	15,102,234
Swift Transportation Co., Inc., Term Loan B2, 4.0%, 12/21/2017	4,714,392	4,750,598
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	7,708,290	7,695,456
TASC, Inc., Term Loan B, 4.5%, 12/18/2015	4,913,658	4,668,000
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	990,004	997,182
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,185,364	6,204,724
TriNet Group, Inc.:
Term Loan B1, 4.0%, 8/12/2016	1,750,000	1,754,375
Term Loan B2, 5.0%, 8/14/2020	5,000,000	5,012,500
U.S. Airways Group, Inc.:
Term Loan B2, 3.5%, 11/23/2016	3,000,000	3,013,590
Term Loan B1, 4.25%, 5/23/2019	13,100,000	13,176,897
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.0%, 7/28/2017	651,267	655,337
Term Loan, 6.0%, 7/28/2017	3,280,254	3,300,755
United Airlines, Inc., Term Loan B, 4.0%, 4/1/2019	6,666,500	6,708,166
WASH Multifamily Laundry Systems LLC, Term Loan, 4.503%, 2/21/2019	3,980,000	3,994,925
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	8,739,733	8,770,671
WESCO Distribution, Inc., Term Loan B, 5.426%, 12/12/2019	624,107	626,838
West Corp., Term Loan B8, 3.75%, 6/29/2018	4,796,132	4,824,429
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	6,451,250	6,499,634
		564,739,617
Information Technology 9.7%
Allflex Holdings III, Inc., First Lien Term Loan, 4.25%, 7/17/2020	2,000,000	2,013,750
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020	9,950,000	9,920,448
Aspect Software, Inc., Term Loan B, 7.0%, 5/6/2016	10,185,063	10,228,298
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	9,123,425	9,257,448
Second Lien Term Loan, 11.0%, 11/22/2018	12,730,441	12,475,833
Avaya, Inc.:
Term Loan B3, 4.736%, 10/26/2017	15,803,005	15,173,098
Term Loan B5, 8.0%, 3/30/2018	7,699,206	7,685,771
Blackboard, Inc., Term Loan B2, 6.25%, 10/4/2018	9,330,571	9,419,024
Blue Coat Systems, Inc., First Lien Term Loan, 4.5%, 5/31/2019	12,476,231	12,554,208
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	5,000,000	5,036,450
CDW LLC, Term Loan, 3.5%, 4/29/2020	6,483,714	6,465,203
CommScope, Inc., Term Loan, 3.75%, 1/12/2018	11,527,253	11,573,362
CT Technologies Intermediate Holdings, Inc., Second Lien Term Loan, 9.25%, 10/2/2020	1,000,000	998,750
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	27,000,000	26,785,350
Deltek, Inc.:
First Lien Term Loan, 5.0%, 10/10/2018	6,699,375	6,735,384
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,567,500
Digital Generation, Inc., Term Loan B, 7.25%, 7/26/2018	14,049,386	14,131,294
Epiq Systems, Inc., Term Loan B, 4.75%, 8/27/2020	9,000,000	9,000,045
First Data Corp.:
Term Loan, 4.166%, 3/24/2017	2,926,756	2,938,244
Term Loan B, 4.166%, 3/23/2018	21,135,503	21,217,403
Four Seasons Holdings, Inc., First Lien Term Loan, 4.25%, 6/27/2020	3,000,000	3,021,240
Freescale Semiconductor, Inc., Term Loan B4, 5.0%, 2/28/2020	16,917,494	17,131,585
Global Cash Access LLC, Term Loan B, 4.0%, 3/1/2016	985,714	990,643
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019	6,451,250	6,489,958
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	11,131,058	10,828,460
Microsemi Corp., Term Loan, 3.75%, 2/19/2020	6,814,106	6,845,621
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018	1,981,667	1,996,529
NXP BV, Term Loan A1, 4.5%, 3/3/2017	8,276,356	8,400,501
Oberthur Technologies Holding SAS, Term Loan B, 5.75%, 10/18/2019	19,000,000	19,217,740
Riverbed Technology, Inc., Term Loan, 4.0%, 12/18/2019	4,565,080	4,606,463
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/2018	16,394,912	16,579,355
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	13,458,346	13,550,872
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,500,000
SI Organization, Inc., Term Loan B, 5.5%, 11/22/2016	2,430,288	2,381,682
SkillSoft Corp., Term Loan B, 5.0%, 5/26/2017	5,035,465	5,085,845
Spansion LLC, Term Loan B, 5.25%, 12/11/2018	2,756,411	2,775,940
		321,579,297
Materials 9.4%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	1,750,363	1,765,897
Appvion, Inc., Term Loan, 5.753%, 6/28/2019	9,975,000	10,037,344
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	12,351,222	12,090,982
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020	24,145,695	24,368,681
AZ Chem U.S., Inc., Term Loan, 5.25%, 12/22/2017	2,571,878	2,595,989
Berlin Packaging LLC, First Lien Term Loan, 4.75%, 4/2/2019	3,950,000	3,996,906
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020	15,897,556	15,874,346
BWAY Corp., Term Loan B, 4.5%, 8/7/2017	1,500,000	1,511,625
Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/2019	1,937,929	1,986,377
Chemtura Corp., Term Loan B, 3.5%, 8/27/2016	4,097,427	4,127,646
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	7,300,000	7,339,529
Earthbound Holdings III LLC, Term Loan B, 5.768%, 12/21/2016	13,960,687	14,039,286
Exopack LLC, Term Loan B, 5.0%, 5/8/2019	2,500,000	2,541,138
Fairmount Minerals Ltd., Term Loan B2, 5.0%, 9/5/2019	15,571,595	15,750,046
Huntsman International LLC, Term Loan, 3.75, 10/15/2020	6,500,000	6,518,948
Ineos U.S. Finance LLC, 6 year Term Loan, 4.0%, 5/4/2018	24,259,609	24,350,583
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	3,922,526	3,939,667
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020	8,977,500	9,047,659
McJunkin Red Man Corp., Term Loan, 5.0%, 11/19/2019	1,500,000	1,516,883
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 8/21/2020	5,500,000	5,532,038
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,969,448	5,950,823
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,527,214	15,494,263
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	11,081,282	10,915,063
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	8,607,213	8,631,442
Second Lien Term Loan, 8.0%, 1/17/2020	4,000,000	4,075,000
Pact Group (U.S.A.), Inc., Term Loan B, 3.75%, 5/29/2020	1,995,000	1,983,788
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	11,500,000	11,581,765
Reynolds Group Holdings, Inc., Incremental Term Loan, 4.0%, 12/1/2018	32,665,432	32,956,726
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,995,000	1,996,247
Tronox, Inc., Term Loan, 4.5%, 3/13/2020	3,146,756	3,189,033
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020	4,987,500	5,014,507
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,985,000	1,995,332
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	12,746,451	12,571,187
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2018	5,183,572	5,203,010
Waupaca Foundry, Inc., Term Loan, 4.5%, 6/29/2017	4,870,204	4,886,422
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,491,184	3,508,640
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019	8,012,368	8,112,523
		306,997,341
Telecommunication Services 5.0%
Alaska Communications Systems Holdings, Inc., Term Loan B, 6.25%, 10/21/2016	11,436,656	11,408,064
Alcatel-Lucent U.S.A., Inc., Term Loan C, 5.75%, 1/30/2019	16,989,950	17,169,788
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/2019	2,476,275	2,489,684
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	5,970,000	6,035,312
Fibertech Networks LLC, Term Loan B, 4.5%, 12/18/2019	3,970,000	4,008,052
Genesys Telecom Holdings U.S., Inc.:
Term Delay Draw, 4.5%, 11/13/2020	5,000,000	4,998,400
Term Loan, 4.5%, 11/13/2020	2,500,000	2,499,200
Term Loan B, 4.0%, 2/7/2020	10,004,737	9,974,723
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,654,637	2,608,181
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	1,000,000	1,008,230
Term Loan B, 4.0%, 1/15/2020	11,500,000	11,596,543
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	18,398,426	18,536,415
Securus Technologies Holdings, Inc., Term Loan, 4.75%, 4/30/2020	5,000,000	4,953,750
Sorenson Communications, Inc., First Lien Term Loan, 9.5%, 10/31/2014	9,950,000	10,102,782
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,301,890	6,349,154
Telesat LLC, Term Loan B2, 3.5%, 3/28/2019	12,935,000	12,983,506
Virgin Media Investment Holdings Ltd., Term Loan B, 3.5%, 6/8/2020	17,000,000	17,026,520
Windstream Corp.:
Term Loan B4, 3.5%, 1/23/2020	3,473,750	3,484,918
Term Loan B3, 4.0%, 8/8/2019	1,481,250	1,488,353
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	14,846,062	14,872,191
		163,593,766
Utilities 2.9%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018	962,658	970,961
EFS Cogen Holdings I LLC, Term Loan B, 4.5%, 12/17/2020	4,000,000	4,015,000
Equipower Resources Holdings LLC:
First Lien Term Loan, 4.25%, 12/21/2018	7,833,220	7,884,606
Term Loan C, 4.25%, 12/31/2019	8,478,750	8,529,114
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019	14,792,409	14,857,125
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	16,063,212	16,260,629
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	8,240,533	8,364,141
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018	6,982,456	6,982,456
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	11,691,250	11,786,241
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	7,026,427	7,061,559
TGGT Holdings LLC, Term Loan B, 6.5%, 11/12/2018	9,500,000	9,565,313
		96,277,145
Total Loan Participations and Assignments (Cost $3,032,367,264)		3,043,620,452

Corporate Bonds 4.8%
Consumer Discretionary 1.2%
AmeriGas Finance LLC, 7.0%, 5/20/2022	2,657,000	2,876,203
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	5,050,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,210,000
Libbey Glass, Inc., 6.875%, 5/15/2020	900,000	960,750
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,550,000
Netflix, Inc., 144A, 5.375%, 2/1/2021	2,000,000	2,035,000
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,010,000
Rent-A-Center, Inc., 4.75%, 5/1/2021	4,000,000	3,750,000
Sirius XM Radio, Inc.:
144A, 4.25%, 5/15/2020	1,000,000	955,000
144A, 5.25%, 8/15/2022	1,000,000	1,012,500
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021	3,500,000	3,517,500
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,800,000
Travelport LLC, 144A, 6.386%***, 3/1/2016	3,482,651	3,473,944
Wolverine World Wide, Inc., 6.125%, 10/15/2020	2,000,000	2,135,000
		39,335,897
Consumer Staples 0.1%
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021	3,000,000	3,213,750
Energy 1.6%
Halcon Resources Corp., 8.875%, 5/15/2021	4,000,000	4,060,000
Kinder Morgan ,Inc., 144A, 5.625%, 11/15/2023	1,000,000	983,807
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021	2,000,000	2,087,500
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023	1,000,000	1,020,000
Newfield Exploration Co., 6.875%, 2/1/2020	8,950,000	9,576,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	8,000,000	8,240,000
7.5%, 11/1/2019	8,135,000	8,826,475
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	11,000,000	11,110,000
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021	4,000,000	3,950,000
144A, 5.625%, 4/15/2023	1,000,000	947,500
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	4,280,000
		55,081,782
Health Care 0.1%
Aviv Healthcare Properties LP, 144A, 6.0%, 10/15/2021	1,000,000	1,025,000
Tenet Healthcare Corp., 144A, 4.375%, 10/1/2021	4,000,000	3,760,000
		4,785,000
Industrials 0.2%
ADT Corp., 144A, 6.25%, 10/15/2021	2,000,000	2,087,500
General Cable Corp., 144A, 6.5%, 10/1/2022	1,000,000	990,000
Iron Mountain, Inc., 5.75%, 8/15/2024	4,000,000	3,740,000
		6,817,500
Information Technology 0.4%
Freescale Semiconductor, Inc., 4.129%***, 12/15/2014	2,000,000	1,992,500
Sensata Technologies BV, 144A, 4.875%, 10/15/2023	1,000,000	947,500
Unisys Corp., 6.25%, 8/15/2017	2,000,000	2,155,000
VeriSign, Inc., 4.625%, 5/1/2023	1,750,000	1,675,625
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,437,500
		12,208,125
Materials 0.8%
Clearwater Paper Corp., 4.5%, 2/1/2023	2,851,000	2,573,028
FMG Resources (August 2006) Pty Ltd., 144A, 6.875%, 4/1/2022	5,000,000	5,400,000
Hecla Mining Co., 144A, 6.875%, 5/1/2021	4,000,000	3,880,000
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	10,000,000	10,187,500
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,245,000
		26,285,528
Telecommunication Services 0.4%
Intelsat Jackson Holdings SA, 144A, 5.5%, 8/1/2023	10,000,000	9,575,000
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022	500,000	509,375
6.5%, 1/15/2024	500,000	506,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	1,000,000	1,055,000
		11,645,625
Total Corporate Bonds (Cost $156,872,661)		159,373,207

Asset-Backed 0.2%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 144A, 4.044%***, 10/17/2018 (Cost $5,865,000)	7,000,000	6,477,520

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	436	2,180
Dex Media, Inc.*	786	5,706
Total Common Stocks (Cost $66,864)		7,886

Cash Equivalents 7.5%
Central Cash Management Fund, 0.07% (a)	237,913,533	237,913,533
DWS Variable NAV Money Fund, 0.23% (a)	1,001,077	10,011,772
Total Cash Equivalents (Cost $247,925,305)		247,925,305

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,443,097,094)†	104.8	3,457,404,370
Other Assets and Liabilities, Net	(4.8)	(158,922,714)
Net Assets	100.0	3,298,481,656

The following table represents senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	1,413,475	1,392,125	42,404
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	298,057	293,554	8,942
				1,685,679	51,346

* Non-income producing security.

** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR. Senior loans may include LIBOR floors, which is a minimum rate of interest paid by the borrower. Senior loans are shown at their current rate as of November 30, 2013.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2013.

† The cost for federal income tax purposes was $3,443,417,628. At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $13,986,742. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,744,295 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,757,553.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prime Rate: Interest rate charged by banks to their most creditworthy customers.

LIBOR: London Interbank Offered Rate

At November 30, 2013, the Fund had an unfunded loan commitment of $3,000,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	3,000,000	3,003,750	3,750

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (b)
Loan Participations and Assignments	$—	$3,043,620,452	$—	$3,043,620,452
Corporate Bonds	—	159,373,207	—	159,373,207
Asset-Backed	—	6,477,520	—	6,477,520
Common Stocks	5,706	2,180	—	7,886
Short-Term Investments (b)	247,925,305	—	—	247,925,305
Unfunded Loan Commitment	—	3,750	—	3,750
Total	$247,931,011	$3,209,477,109	$—	$3,457,408,120

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $3,195,171,789)	$3,209,479,065
Investments in affiliated DWS Funds (cost $247,925,305)	247,925,305
Total investments in securities, at value (cost $3,443,097,094)	3,457,404,370
Receivable for investments sold	30,057,220
Receivable for Fund shares sold	9,171,487
Interest receivable	18,354,537
Unrealized appreciation on unfunded loan commitment	3,750
Due from Advisor	55,417
Other assets	185,810
Total assets	3,515,232,591
Liabilities
Cash overdraft	4,283,970
Payable for investments purchased	206,171,098
Payable for Fund shares redeemed	2,737,969
Accrued management fee	1,571,757
Accrued Trustees' fees	10,641
Other accrued expenses and payables	1,975,500
Total liabilities	216,750,935
Net assets, at value	$3,298,481,656
Net Assets Consist of
Undistributed net investment income	751,699
Net unrealized appreciation (depreciation) on: Investments	14,307,276
Unfunded loan commitment	3,750
Accumulated net realized gain (loss)	(11,487,263)
Paid-in capital	3,294,906,194
Net assets, at value	$3,298,481,656

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($870,455,476 ÷ 92,038,538 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.46
Maximum offering price per share (100 ÷ 97.25 of $9.46)	$9.73
Class C Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($441,136,024 ÷ 46,393,435 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.51
Class S Net Asset Value offering and redemption price per share ($1,202,712,170 ÷ 127,272,879 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.45
Institutional Class Net Asset Value offering and redemption price per share ($784,177,986 ÷ 82,847,954 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.47

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2013 (Unaudited)
Investment Income
Income: Interest	$75,462,710
Income distributions from affiliated Funds	104,185
Total income	75,566,895
Expenses: Management fee	9,649,973
Administration fee	1,518,264
Services to shareholders	2,119,256
Distribution and service fees	3,092,693
Custodian fee	240,565
Professional fees	172,407
Reports to shareholders	90,234
Registration fees	93,721
Trustees' fees and expenses	49,782
Other	45,610
Total expenses before expense reductions	17,072,505
Expense reductions	(1,084,827)
Total expenses after expense reductions	15,987,678
Net investment income	59,579,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	381,501
Change in net unrealized appreciation (depreciation) on: Investments	(9,527,736)
Unfunded loan commitment	3,750
(9,523,986)
Net gain (loss)	(9,142,485)
Net increase (decrease) in net assets resulting from operations	$50,436,732

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations: Net investment income	$59,579,217	$100,720,284
Operations: Net investment income	$59,579,217	$100,720,284
Net realized gain (loss) on investment transactions	381,501	(256,753)
Change in net unrealized appreciation (depreciation)	(9,523,986)	59,785,073
Net increase (decrease) in net assets resulting from operations	50,436,732	160,248,604
Distributions to shareholders: Net investment income: Class A	(15,904,217)	(29,558,970)
Class C	(6,639,403)	(13,284,480)
Class S	(23,316,590)	(37,649,595)
Institutional Class	(13,602,408)	(19,592,139)
Total distributions	(59,462,618)	(100,085,184)
Fund share transactions: Proceeds from shares sold	1,308,453,309	1,181,139,132
Reinvestment of distributions	50,436,370	86,192,509
Cost of shares redeemed	(665,685,715)	(663,112,455)
Net increase (decrease) in net assets from Fund share transactions	693,203,964	604,219,186
Increase (decrease) in net assets	684,178,078	664,382,606
Net assets at beginning of period	2,614,303,578	1,949,920,972
Net assets at end of period (including undistributed net investment income of $751,699 and $635,100, respectively)	$3,298,481,656	$2,614,303,578

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.21		$9.45		$9.10	$7.87		$9.14
Income (loss) from investment operations: Net investment incomea	.19		.44		.43		.39	.41		.48
Net realized and unrealized gain (loss)	(.04)		.28		(.25)		.37	1.32		(1.32)
Total from investment operations	.15		.72		.18		.76	1.73		(.84)
Less distributions from: Net investment income	(.18)		(.44)		(.37)		(.41)	(.45)		(.43)
Net realized gains	—		—		—		—	(.05)		—
Return of capital	—		—		(.05)		—	—		—
Total distributions	(.18)		(.44)		(.42)		(.41)	(.50)		(.43)
Net asset value, end of period	$9.46		$9.49		$9.21		$9.45	$9.10		$7.87
Total Return (%)b	1.63	c**	7.93	c	2.06	c	8.38	22.48	c	(8.83	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	870		717		608		918	166		4
Ratio of expenses before expense reductions (%)	1.13	*	1.14		1.17		1.14	1.28		1.62
Ratio of expenses after expense reductions (%)	1.06	*	1.09		1.14		1.14	1.20		1.16
Ratio of net investment income (%)	3.91	*	4.69		4.69		4.16	4.63		6.30
Portfolio turnover rate (%)	19	**	53		43		60	68		57
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended May 31,
Class C	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.55		$9.26		$9.50		$9.15	$7.91		$9.13
Income (loss) from investment operations: Net investment incomea	.15		.37		.37		.32	.35		.41
Net realized and unrealized gain (loss)	(.04)		.29		(.26)		.37	1.32		(1.26)
Total from investment operations	.11		.66		.11		.69	1.67		(.85)
Less distributions from: Net investment income	(.15)		(.37)		(.30)		(.34)	(.38)		(.37)
Net realized gains	—		—		—		—	(.05)		—
Return of capital	—		—		(.05)		—	—		—
Total distributions	(.15)		(.37)		(.35)		(.34)	(.43)		(.37)
Net asset value, end of period	$9.51		$9.55		$9.26		$9.50	$9.15		$7.91
Total Return (%)b	1.26	c**	7.13	c	1.28	c	7.65	21.58	c	(9.13	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	441		390		327		370	59		1
Ratio of expenses before expense reductions (%)	1.88	*	1.90		1.91		1.92	2.10		2.42
Ratio of expenses after expense reductions (%)	1.81	*	1.83		1.86		1.92	1.95		1.96
Ratio of net investment income (%)	3.16	*	3.95		3.98		3.38	3.88		5.50
Portfolio turnover rate (%)	19	**	53		43		60	68		57
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended May 31,
Class S	Six Months Ended 11/30/13 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.21	$9.44	$9.10	$7.87	$9.14
Income (loss) from investment operations: Net investment incomea	.19		.45	.45	.41	.44	.49
Net realized and unrealized gain (loss)	(.04)		.28	(.24)	.36	1.30	(1.32)
Total from investment operations	.15		.73	.21	.77	1.74	(.83)
Less distributions from: Net investment income	(.19)		(.45)	(.39)	(.43)	(.46)	(.44)
Net realized gains	—		—	—	—	(.05)	—
Return of capital	—		—	(.05)	—	—	—
Total distributions	(.19)		(.45)	(.44)	(.43)	(.51)	(.44)
Net asset value, end of period	$9.45		$9.49	$9.21	$9.44	$9.10	$7.87
Total Return (%)b	1.60	**	8.12	2.35	8.52	22.72	(8.69)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,203		979	676	1,055	176	10
Ratio of expenses before expense reductions (%)	1.00	*	1.01	1.05	1.02	1.22	1.61
Ratio of expenses after expense reductions (%)	.91	*	.93	.96	.96	.95	.99
Ratio of net investment income (%)	4.06	*	4.85	4.86	4.34	4.88	6.47
Portfolio turnover rate (%)	19	**	53	43	60	68	57
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$9.50		$9.22		$9.46		$9.11	$7.87		$9.14
Income (loss) from investment operations: Net investment incomea	.20		.47		.47		.42	.44		.49
Net realized and unrealized gain (loss)	(.03)		.28		(.26)		.36	1.31		(1.32)
Total from investment operations	.17		.75		.21		.78	1.75		(.83)
Less distributions from: Net investment income	(.20)		(.47)		(.40)		(.43)	(.46)		(.44)
Net realized gains	—		—		—		—	(.05)		—
Return of capital	—		—		(.05)		—	—		—
Total distributions	(.20)		(.47)		(.45)		(.43)	(.51)		(.44)
Net asset value, end of period	$9.47		$9.50		$9.22		$9.46	$9.11		$7.87
Total Return (%)	1.68	b**	8.29	b	2.36	b	8.77	22.72	b	(8.69	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	784		529		339		343	83		44
Ratio of expenses before expense reductions (%)	.84	*	.83		.83		.84	1.03		1.45
Ratio of expenses after expense reductions (%)	.79	*	.78		.80		.84	.95		.98
Ratio of net investment income (%)	4.20	*	4.98		5.06		4.46	4.88		6.48
Portfolio turnover rate (%)	19	**	53		43		60	68		57
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Floating Rate Fund (the "Fund") is a non-diversified series of DWS Portfolio Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Senior loans and debt securities are valued by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of assignments, but the Fund may also invest in participations. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2013, the Fund had approximately $11,548,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($8,983,000) and long-term losses ($2,565,000).

The Fund has reviewed the tax positions for the open tax years as of net capital May 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2013, purchases and sales of investment securities (excluding short-term instruments) aggregated $1,206,708,542 and $543,404,029, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

For the period June 1, 2013 through November 30, 2013, the Advisor voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the Fund's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period June 1, 2013 through September 30, 2013, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.06%
Class C	1.81%
Class S	.91%
Institutional Class	.81%

Effective October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.07%
Class C	1.82%
Class S	.92%
Institutional S	.82%

Accordingly, for the six months ended November 30, 2013, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $759,132, and the amount charged aggregated $8,890,841, which was equivalent to an annualized effective rate of 0.59%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2013, the Administration Fee was $1,518,264, of which $269,289 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2013
Class A	$36,425	$36,425	$—
Class C	27,113	27,113	—
Class S	136,860	136,860	—
Institutional Class	8,537	—	1,839
	$208,935	$200,398	$1,839

In addition, for the six months ended November 30, 2013, the Advisor reimbursed the Fund $92,173 of sub-recordkeeping expenses for Class S shares.

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2013
Class C	$1,591,294	$270,715

In addition, DIDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at November 30, 2013	Annualized Effective Rate
Class A	$970,967	$25,999	$492,172	.23%
Class C	530,432	7,125	264,457	.25%
	$1,501,399	$33,124	$756,629

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2013 aggregated $68,290.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. For the six months ended November 30, 2013, the CDSC for Class C shares aggregated $36,550. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2013, DIDI received $33,168 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,683, of which $1,099 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	31,128,395	$293,988,476	28,684,826	$270,524,366
Class C	9,413,030	89,387,316	11,780,047	111,859,118
Class S	55,670,562	525,154,809	53,289,124	501,519,043
Institutional Class	42,289,893	399,922,708	31,433,290	297,236,605
		$1,308,453,309		$1,181,139,132
Shares issued to shareholders in reinvestment of distributions
Class A	1,530,622	$14,444,273	2,854,383	$26,789,236
Class C	585,379	5,553,413	1,177,709	11,114,638
Class S	1,983,532	18,698,172	3,225,244	30,268,577
Institutional Class	1,243,070	11,740,512	1,915,790	18,020,058
		$50,436,370		$86,192,509
Shares redeemed
Class A	(16,143,977)	$(152,475,279)	(22,055,690)	$(207,165,972)
Class C	(4,413,531)	(41,905,826)	(7,399,046)	(69,779,641)
Class S	(33,594,503)	(316,949,728)	(26,773,227)	(250,691,562)
Institutional Class	(16,312,254)	(154,354,882)	(14,423,234)	(135,475,280)
		$(665,685,715)		$(663,112,455)
Net increase (decrease)
Class A	16,515,040	$155,957,470	9,483,519	$90,147,630
Class C	5,584,878	53,034,903	5,558,710	53,194,115
Class S	24,059,591	226,903,253	29,741,141	281,096,058
Institutional Class	27,220,709	257,308,338	18,925,846	179,781,383
		$693,203,964		$604,219,186

F. Transactions with Affiliates

A summary of the Fund's transactions with affiliated DWS Funds during the six months ended November 30, 2013 is as follows:
Affiliate	Value ($) at 5/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 11/30/2013
DWS Variable NAV Money Fund	10,000,746	11,026	—	—	11,013	10,011,772
Central Cash Management Fund	262,147,661	1,081,967,376	1,106,201,504	—	93,172	237,913,533
Total	272,148,407	1,081,978,402	1,106,201,504	—	104,185	247,925,305

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012 to November 30, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/13	$1,016.30	$1,012.60	$1,016.00	$1,016.80
Expenses Paid per $1,000*	$5.36	$9.13	$4.60	$3.99
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/13	$1,019.75	$1,015.99	$1,020.51	$1,021.11
Expenses Paid per $1,000*	$5.37	$9.15	$4.61	$4.00

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Floating Rate Fund	1.06%	1.81%	.91%	.79%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Floating Rate Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 3rd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive. The Board noted that, in connection with the 2013 contract renewal process, DIMA agreed to waive a portion of (0.05%) of the Fund's management fee through September 30, 2014.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	23337F 706	23337F 805	23337F 888	23337F 870
Fund Number	443	743	2043	1443

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DFRF-3
(R-025433-3 1/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2014